Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Commercial products	€ 314,910	€ 153,663	€ 555,763	€ 249,690
Services and clinical supply	4,856	3,570	9,965	7,094
Licenses	2,473	812	3,112	2,214
Milestones	17,046		17,046
Total revenue	339,285	158,045	585,886	258,998
Revenue (geographical)
Total revenue	339,285	158,045	585,886	258,998
United States [Member]
Revenue
Total revenue	265,471	108,344	474,548	181,976
Revenue (geographical)
Total revenue	265,471	108,344	474,548	181,976
Europe [member]
Revenue
Total revenue	49,671	27,894	85,989	49,222
Revenue (geographical)
Total revenue	49,671	27,894	85,989	49,222
Rest of World [member]
Revenue
Total revenue	24,143	21,807	25,349	27,800
Revenue (geographical)
Total revenue	€ 24,143	€ 21,807	€ 25,349	€ 27,800